Other non-current assets - Provision for other loans receivable (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Other non-current assets
Balance at the beginning of year	¥ 1,181	$ 181
Addition	8,805	1,349	¥ 1,181
Reversal	(428)	(66)
Balance at the end of year	9,852	1,509	1,181
Net provision for other loans receivable	8,377		¥ 1,181
Accounting standards update
Other non-current assets
Addition	¥ 294	$ 45